Consolidated Statements of Changes in Equity (Parenthetical) - shares	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement Of Changes In Equity [Abstract]
Treasury shares net	10,801,956	11,289,514	11,323,576	5,667,200